TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables [abstract]
Trade payables and accruals	R 429.1	R 352.9
Value added Tax	0.2	4.5
Accrued leave pay	55.7	53.2
Accrual for short term performance based incentives	87.5	74.2
Payroll Accruals	25.9	25.0
Total trade and other current payables	598.4	509.8
Interest relating to trade payables and accruals included in profit or loss	(1.8)	(1.8)
Sibanye stillwater [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	25.8	12.0
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	R 0.0	R 0.6